SEGMENTAL INFORMATION - Geographical Segment Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographical segment data:
Vessels, net	$ 1,883,066	$ 2,336,144
Revenues	80,257	102,674	$ 106,155
GHANA
Geographical segment data:
Disposal Group, Including Discontinued Operations, Vessels, Net, Noncurrent	$ 270,959
Vessels, net		$ 0